Leases (Details) - Schedule of Maturities of Lease Liabilities ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	¥ 150
2025	37
Total future minimum lease payments	187
Less: imputed interest	(2)
Total	¥ 185